Expense Example - FidelityMunicipalIncomeFund-AMCIZPRO - FidelityMunicipalIncomeFund-AMCIZPRO - Fidelity Municipal Income Fund	Mar. 01, 2023 USD ($)
Fidelity Advisor Municipal Income Fund - Class A
Expense Example:
1 year	$ 476
3 years	639
5 years	816
10 years	1,327
Fidelity Advisor Municipal Income Fund - Class M
Expense Example:
1 year	475
3 years	636
5 years	811
10 years	1,316
Fidelity Advisor Municipal Income Fund - Class C
Expense Example:
1 year	254
3 years	477
5 years	824
10 years	1,604
Fidelity Advisor Municipal Income Fund - Class I
Expense Example:
1 year	55
3 years	173
5 years	302
10 years	677
Fidelity Advisor Municipal Income Fund - Class Z
Expense Example:
1 year	43
3 years	135
5 years	235
10 years	$ 530